Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Funded Status Of Benefit Plans And Amounts Included In Regulatory Assets And OCI
The following table presents the funded status of our pension and postretirement benefit plans as of December 31, 2012, and 2011. It also provides the amounts included in regulatory assets and accumulated OCI at December 31, 2012, and 2011, that have not been recognized in net periodic benefit costs.

	2012		2011
	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits
Accumulated benefit obligation at end of year	$3,829	(a)	$3,553	(a)
Change in benefit obligation:
Net benefit obligation at beginning of year	$3,764	$1,145	$3,366	$1,036
Service cost	81	22	73	20
Interest cost	166	47	175	54
Plan amendments(b)	—	—	(16)	—
Participant contributions	—	16	—	18
Actuarial (gain) loss	240	(10)	335	71
Benefits paid	(200)	(69)	(169)	(63)
Early retiree reinsurance program receipt	(a)	2	(a)	3
Federal subsidy on benefits paid	(a)	4	(a)	6
Net benefit obligation at end of year	4,051	1,157	3,764	1,145
Change in plan assets:
Fair value of plan assets at beginning of year	2,814	836	2,664	735
Actual return on plan assets	385	104	223	8
Employer contributions	128	45	96	129
Federal subsidy on benefits paid	(a)	4	(a)	6
Early retiree reinsurance program receipt	(a)	2	(a)	3
Participant contributions	—	16	—	18
Benefits paid	(200)	(69)	(169)	(63)
Fair value of plan assets at end of year	3,127	938	2,814	836
Funded status - deficiency	924	219	950	309
Accrued benefit cost at December 31	$924	$219	$950	$309
Amounts recognized in the consolidated balance sheet consist of:
Current liability	$3	$2	$3	$3
Noncurrent liability	921	217	947	306
Net liability recognized	$924	$219	$950	$309
Amounts recognized in regulatory assets consist of:
Net actuarial loss	$699	$103	$734	$177
Prior service cost (credit)	(6)	(24)	(7)	(28)
Transition obligation	—	—	—	2
Amounts (pretax) recognized in accumulated OCI consist of:
Net actuarial loss	65	5	54	5
Prior service cost (credit)	(14)	(6)	(16)	(7)
Total	$744	$78	$765	$149

(a)	Not applicable.

(b)
In 2011, Ameren’s pension plan was amended to adjust the calculation of the future benefit obligation of approximately 430 labor union-represented employees from a traditional, final pay formula to a cash balance formula.

Assumptions Used To Determine Benefit Obligations
The following table presents the assumptions used to determine our benefit obligations at December 31, 2012, and 2011:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Discount rate at measurement date	4.00%	4.50%	4.00%	4.50%
Increase in future compensation	3.50	3.50	3.50	3.50
Medical cost trend rate (initial)	—	—	5.00	5.50
Medical cost trend rate (ultimate)	—	—	5.00	5.00
Years to ultimate rate	0	0	0	1 year

Schedule Of Cash Contributions Made To Benefit Plans
The following table presents the cash contributions made to our defined benefit retirement plan and to our postretirement plans during 2012, 2011, and 2010:

Pension Benefits			Postretirement Benefits
2012	2011	2010	2012	2011	2010
$128	$96	$81	$45	$129	$36

Target Allocation Of The Plans' Asset Categories
The following table presents our target allocations for 2013 and our pension and postretirement plans’ asset categories as of December 31, 2012, and 2011.

Asset Category	Target Allocation 2013	Percentage of Plan Assets at December 31,
		2012	2011
Pension Plan:
Cash and cash equivalents	0 - 5%	2%	2%
Equity securities:
U.S. large capitalization	29 - 39	34	33%
U.S. small and mid-capitalization	2 - 12	7	7%
International and emerging markets	9 - 19	13	11%
Total equity	50 - 60	54	51%
Debt securities	35 - 45	39	42%
Real estate	0 - 9	4	4%
Private equity	0 - 4	1	1%
Total		100%	100%
Postretirement Plans:
Cash and cash equivalents	0 - 10%	4%	4%
Equity securities:
U.S. large capitalization	33 - 43	40%	38%
U.S. small and mid-capitalization	3 - 13	8%	8%
International	10 - 20	14%	13%
Total equity	55 - 65	62%	59%
Debt securities	30 - 40	34%	37%
Total		100%	100%

Changes In The Fair Value Of Plan Assets Classified As Level 3
The following table summarizes the changes in the fair value of the pension plan assets classified as Level 3 in the fair value hierarchy for each of the years ended December 31, 2012, and 2011:

	Beginning Balance at January 1,	Actual Return on Plan Assets Related to Assets Still Held at the Reporting Date	Actual Return on Plan Assets Related to Assets Sold During the Period	Purchases, Sales, and Settlements, net	Net Transfers into (out of) of Level 3	Ending Balance at December 31,
2012:
Real estate	$108	$7	$—	$3	$—	$118
Private equity	23	(7)	8	(5)	—	19
2011:
Real estate	$98	$10	$—	$—	$—	$108
Private equity	28	(10)	11	(6)	—	23

Components Of Net Periodic Benefit Cost
The following table presents the components of the net periodic benefit cost of our pension and postretirement benefit plans during 2012, 2011, and 2010:

	Pension Benefits	Postretirement Benefits
2012
Service cost	$81	$22
Interest cost	166	47
Expected return on plan assets	(208)	(56)
Amortization of:
Transition obligation	—	2
Prior service cost	(3)	(6)
Actuarial loss	75	5
Net periodic benefit cost	$111	$14
2011
Service cost	$73	$20
Interest cost	175	54
Expected return on plan assets	(211)	(50)
Amortization of:
Transition obligation	—	2
Prior service cost	(1)	(6)
Actuarial loss	41	3
Net periodic benefit cost	$77	$23
2010
Service cost	$65	$18
Interest cost	181	58
Expected return on plan assets	(208)	(51)
Amortization of:
Transition obligation	—	2
Prior service cost	6	(6)
Actuarial loss	18	—
Net periodic benefit cost	$62	$21

Summary Of Estimated Amortizable Amounts From Regulatory Assets and Accumulated OCI Into Net Periodic Benefit Cost
The estimated amounts that will be amortized from regulatory assets and accumulated OCI into net periodic benefit cost in 2013 are as follows:

	Pension Benefits	Postretirement Benefits
	Ameren	Ameren
Regulatory assets:
Prior service cost (credit)	$(1)	$(4)
Net actuarial loss	97	19
Accumulated OCI:
Prior service cost (credit)	(2)	(1)
Net actuarial loss	5	—
Total	$99	$14

Schedule Of Expected Payments From Qualified Trust And Company Funds
The expected pension and postretirement benefit payments from qualified trust and company funds and the federal subsidy for postretirement benefits related to prescription drug benefits, which reflect expected future service, as of December 31, 2012, are as follows:

	Pension Benefits		Postretirement Benefits
	Paid from Qualified Trust	Paid from Company Funds	Paid from Qualified Trust	Paid from Company Funds	Federal Subsidy
2013	$229	$3	$58	$2	$3
2014	236	3	60	2	3
2015	239	3	62	2	4
2016	245	3	65	2	4
2017	248	3	68	2	4
2018 - 2022	1,279	13	384	11	19

Assumptions Used To Determine Net Periodic Benefit Cost
The following table presents the assumptions used to determine net periodic benefit cost for our pension and postretirement benefit plans for the years ended December 31, 2012, 2011, and 2010:

	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Discount rate at measurement date	4.50%	5.25%	5.75%	4.50%	5.25%	5.75%
Expected return on plan assets	7.75	8.00	8.00	7.50	7.75	8.00
Increase in future compensation	3.50	3.50	3.50	3.50	3.50	3.50
Medical cost trend rate (initial)	—	—	—	5.50	6.00	6.50
Medical cost trend rate (ultimate)	—	—	—	5.00	5.00	5.00
Years to ultimate rate	0	0	0	1 year	2 years	3 years

Schedule Of Potential Changes In Key Assumptions
The table below reflects the sensitivity of Ameren’s plans to potential changes in key assumptions:

	Pension Benefits		Postretirement Benefits
	Service Cost and Interest Cost	Projected Benefit Obligation	Service Cost and Interest Cost	Postretirement Benefit Obligation
0.25% decrease in discount rate	$(2)	$121	$—	$34
0.25% increase in salary scale	2	13	—	—
1.00% increase in annual medical trend	—	—	—	36
1.00% decrease in annual medical trend	—	—	(1)	(34)

Pension Benefits [Member]
Target Allocation Of The Plans' Asset Categories
The following table sets forth, by level within the fair value hierarchy discussed in Note 8 - Fair Value Measurements, the pension plan assets measured at fair value as of December 31, 2012:

	Quoted Prices in Active Markets for Identified Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$1	$28	$—	$29
Equity securities:
U.S. large capitalization	83	1,007	—	1,090
U.S. small and mid-capitalization	235	—	—	235
International and emerging markets	134	301	—	435
Debt securities:
Corporate bonds	—	832	—	832
Municipal bonds	—	176	—	176
U.S. treasury and agency securities	—	250	—	250
Other	—	17	—	17
Real estate	—	—	118	118
Private equity	—	—	19	19
Derivative assets	—	—	—	—
Derivative liabilities	(1)	—	—	(1)
Total	$452	$2,611	$137	$3,200
Less: Medical benefit assets at December 31(a)				(102)
Plus: Net receivables at December 31(b)				29
Fair value of pension plans assets at year end				$3,127

(a)
Medical benefit (health and welfare) component for accounts maintained in accordance with Section 401(h) of the Internal Revenue Code (401(h) accounts) to fund a portion of the postretirement obligation.

(b)	Receivables related to pending security sales, offset by payables related to pending security purchases.
The following table sets forth, by level within the fair value hierarchy discussed in Note 8 - Fair Value Measurements, the pension plan assets measured at fair value as of December 31, 2011:

	Quoted Prices in Active Markets for Identified Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$—	$30	$—	$30
Equity securities:
U.S. large capitalization	72	901	—	973
U.S. small and mid-capitalization	202	—	—	202
International and emerging markets	115	208	—	323
Debt securities:
Corporate bonds	—	794	—	794
Municipal bonds	—	176	—	176
U.S. treasury and agency securities	—	230	—	230
Other	—	23	—	23
Real estate	—	—	108	108
Private equity	—	—	23	23
Derivative assets	1	—	—	1
Derivative liabilities	(1)	—	—	(1)
Total	$389	$2,362	$131	$2,882
Less: Medical benefit assets at December 31(a)				(91)
Plus: Net receivables at December 31(b)				23
Fair value of pension plans assets at year end				$2,814

(a)
Medical benefit (health and welfare) component for accounts maintained in accordance with Section 401(h) of the Internal Revenue Code (401(h) accounts) to fund a portion of the postretirement obligation.

(b)	Receivables related to pending security sales, offset by payables related to pending security purchases.

Postretirement Benefits [Member]
Target Allocation Of The Plans' Asset Categories
The following table sets forth, by level within the fair value hierarchy discussed in Note 8 - Fair Value Measurements, the postretirement benefit plans assets measured at fair value as of December 31, 2012:

	Quoted Prices in Active Markets for Identified Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$83	$—	$—	$83
Equity securities:
U.S. large capitalization	245	88	—	333
U.S. small and mid-capitalization	66	—	—	66
International	45	69	—	114
Debt securities:
Corporate bonds	—	88	—	88
Municipal bonds	—	91	—	91
U.S. treasury and agency securities	—	67	—	67
Asset-backed securities	—	18	—	18
Other	—	22	—	22
Total	$439	$443	$—	$882
Plus: Medical benefit assets at December 31(a)				102
Less: Net payables at December 31(b)				(46)
Fair value of postretirement benefit plans assets at year end				$938

(a)	Medical benefit (health and welfare) component for 401(h) accounts to fund a portion of the postretirement obligation. These 401(h) assets are included in the pension plan assets shown above.

(b)	Payables related to pending security purchases, offset by Medicare, interest receivables, and receivables related to pending security sales.
The following table sets forth, by level within the fair value hierarchy discussed in Note 8 - Fair Value Measurements, the postretirement benefit plans assets measured at fair value as of December 31, 2011:

	Quoted Prices in Active Markets for Identified Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$1	$65	$—	$66
Equity securities:
U.S. large capitalization	206	78	—	284
U.S. small and mid-capitalization	57	—	—	57
International	38	56	—	94
Debt securities:
Corporate bonds	—	71	—	71
Municipal bonds	—	80	—	80
U.S. treasury and agency securities	—	69	—	69
Asset-backed securities	—	23	—	23
Other	—	34	—	34
Total	$302	$476	$—	$778
Plus: Medical benefit assets at December 31(a)				91
Less: Net payables at December 31(b)				(33)
Fair value of postretirement benefit plans assets at year end				$836

(a)	Medical benefit (health and welfare) component for 401(h) accounts to fund a portion of the postretirement obligation. These 401(h) assets are included in the pension plan assets shown above.

(b)	Payables related to pending security purchases, offset by Medicare, interest receivables, and receivables related to pending security sales.